ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 56.0%	Par	Value
United States Treasury Note/Bond
4.50%, 05/15/2027	$ 2,200,000	$ 2,205,673
4.38%, 07/15/2027	1,350,000	1,352,224
4.25%, 02/15/2028	4,725,000	4,720,755
3.75%, 04/30/2028	1,000,000	990,820
3.63%, 05/31/2028	1,500,000	1,482,188
4.13%, 07/31/2028	2,275,000	2,266,024
4.13%, 07/15/2029	1,800,000	1,786,289
4.13%, 10/31/2029	1,755,000	1,739,198
4.00%, 02/28/2030	2,060,000	2,030,790
3.50%, 04/30/2030	3,000,000	2,904,082
3.75%, 05/31/2030	2,675,000	2,609,954
3.75%, 01/31/2031	1,700,000	1,650,063
4.13%, 03/31/2031	1,350,000	1,329,354
4.13%, 07/31/2031	3,150,000	3,096,598
4.13%, 02/29/2032	2,100,000	2,057,918
4.00%, 07/31/2032	1,500,000	1,456,318
4.00%, 01/31/2033	1,750,000	1,692,441
3.50%, 02/15/2033	6,545,000	6,145,653
3.38%, 05/15/2033	4,025,000	3,739,712
4.00%, 02/15/2034	3,775,000	3,620,240
4.25%, 11/15/2034	3,440,000	3,337,203
4.00%, 11/15/2035	2,575,000	2,435,186
TOTAL U.S. TREASURY SECURITIES (Cost $55,770,411)		54,648,683

CORPORATE BONDS - 35.3%	Par	Value
Communications - 4.5%
Amazon.com, Inc., 3.60%, 04/13/2032	1,600,000	1,490,272
Cisco Systems, Inc., 5.05%, 02/26/2034	1,500,000	1,481,899
Verizon Communications, Inc., 3.15%, 03/22/2030	1,500,000	1,412,907
		4,385,078

Consumer, Cyclical - 5.2%
Costco Wholesale Corp., 1.38%, 06/20/2027	1,000,000	977,998
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	992,349
McDonald's Corp., 4.80%, 08/14/2028	1,000,000	1,003,432
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	991,656
Target Corp., 3.38%, 04/15/2029	1,100,000	1,068,284
		5,033,719

Consumer, Non-cyclical - 5.1%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,185,914
Bristol-Myers Squibb Co., 3.25%, 02/27/2027	1,000,000	995,940
Merck & Co., Inc., 2.15%, 12/10/2031	1,425,000	1,242,519
Sysco Corp., 5.95%, 04/01/2030	1,500,000	1,537,544
		4,961,917

Energy - 1.6%
Chevron Corp., 2.24%, 05/11/2030	1,750,000	1,602,041

Financial - 13.5%
American Express Co., 4.05%, 05/03/2029	1,425,000	1,406,172
Bank of America Corp.,Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,500,000	1,483,596

Bank of New York Mellon Corp.,Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,500,000		1,597,297
Blackrock, Inc., 3.20%, 03/15/2027	1,000,000		995,206
Citigroup, Inc., 2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	1,550,000		1,415,060
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000		1,260,675
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,575,000		1,547,399
MetLife, Inc., 4.55%, 03/23/2030	1,400,000		1,386,557
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	1,275,000		1,251,725
US Bancorp,Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000		871,878
			13,215,565

Industrial - 3.0%
Lockheed Martin Corp., 5.25%, 01/15/2033	1,600,000		1,628,286
Waste Management, Inc., 1.50%, 03/15/2031	1,500,000		1,292,056
			2,920,342

Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000		930,653

Utilities - 1.5%
Florida Power & Light Co., 4.80%, 05/15/2033	1,500,000		1,468,177
TOTAL CORPORATE BONDS (Cost $35,019,023)			34,517,492

U.S. GOVERNMENT AGENCY ISSUES - 7.8%	Par		Value
Federal Home Loan Banks, 3.25%, 11/16/2028	3,000,000		2,932,294
Federal Home Loan Mortgage Corp., 6.25%, 07/15/2032	590,000		641,203
Resolution Funding Corp., 0.00%, 01/15/2030 (a)	2,600,000		2,224,123
Tennessee Valley Authority
3.88%, 03/15/2028	250,000		248,039
Series A, 2.88%, 02/01/2027	1,565,000		1,557,426
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,704,002)			7,603,085

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (b)	190,022		190,022
TOTAL MONEY MARKET FUNDS (Cost $190,022)			190,022

TOTAL INVESTMENTS - 99.3% (Cost $98,683,458)			96,959,282
Other Assets in Excess of Liabilities - 0.7%		0.00749	731,696
TOTAL NET ASSETS - 100.0%			$ 97,690,978

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

ClearShares Piton Intermediate Fixed Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$ –	$ 54,648,683	$ –	$ 54,648,683
Corporate Bonds	–	34,517,492	–	34,517,492
U.S. Government Agency Issues	–	7,603,085	–	7,603,085
Money Market Funds	190,022	–	–	190,022
Total Investments	$ 190,022	$ 96,769,260	$ –	$ 96,959,282

Refer to the Schedule of Investments for further disaggregation of investment categories.